LOOMIS SAYLES FUNDS I

February 3, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds I (File Nos.: 333-22931 and 811-08282)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statements of Additional Information, each dated February 1, 2010, for Loomis Sayles Bond Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Global Bond Fund, Loomis Sayles High Income Opportunities Fund, Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Securitized Asset Fund and Loomis Sayles Small Cap Value Fund, each a series of Loomis Sayles Funds I, do not differ from those contained in Post-Effective Amendment No. 37 that was filed electronically on January 28, 2010.

Please direct any questions or comments to me at (617) 449-2818.

Very truly yours,

/S/ JOHN DELPRETE
John DelPrete Assistant Secretary